Annual Fund Operating Expenses	Feb. 28, 2025
A C I Shares | JPMorgan Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	10/31/26
A C I Shares | JPMorgan Core Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]
A C I Shares | JPMorgan Core Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]
A C I Shares | JPMorgan Core Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.20%	[1]
A C I Shares | JPMorgan High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	10/31/26
A C I Shares | JPMorgan High Yield Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	0.60%	[2]
A C I Shares | JPMorgan High Yield Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	0.85%	[2]
A C I Shares | JPMorgan High Yield Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	1.35%	[2]
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	10/31/26
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.30%	[3]
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.40%	[3]
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	1.05%	[3]
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.80%	[3]
R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.55%	[3]
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	10/31/26
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.45%	[4]
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.55%	[4]
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.20%	[4]
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.95%	[4]
R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	0.70%	[4]

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85%, 1.35% and 0.60% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.05%, 0.80%, 0.55%, 0.40% and 0.30% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[4]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.20%, 0.95%, 0.70%, 0.55% and 0.45% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26 at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.